Financial Risk Management - Fair Value Determination for Financial Assets and Liabilities (Details) R in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R) Basis_points	Jun. 30, 2023 ZAR (R) Basis_points	Dec. 16, 2022	Jun. 30, 2022 ZAR (R)	Oct. 01, 2020
Disclosure of fair value measurement of assets [line items]
Assets	R 60,460	R 57,240		R 46,808
Contingent consideration liability	850	589
Contingent consideration Liabilities Recognised	R 965	R 589		R 356
Mponeng operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	10.50%	9.60%		10.20%	10.60%
Eva Copper operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections			12.90%
Contingent consideration Liabilities Recognised	R 378	R 185
Contingent consideration liability | Mponeng [Member]
Disclosure of fair value measurement of assets [line items]
Contingent consideration Liabilities Recognised		(404)
Contingent consideration liability | Eva Copper operations and related assets
Disclosure of fair value measurement of assets [line items]
Contingent consideration Liabilities Recognised		(185)
Financial assets at fair value through other comprehensive income | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	88	78
Financial assets at fair value through other comprehensive income | Restricted Cash and Investments | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	335	305
Financial assets at fair value through profit or loss | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	68	101
Financial assets at fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	1,011	379
Financial assets at fair value through profit or loss | Restricted Cash and Investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	1,569	1,705
Financial liabilities at fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Liabilities	(2,111)	(1,531)
Financial liabilities at fair value through profit or loss | Contingent consideration liability | Level 3
Disclosure of fair value measurement of assets [line items]
Liabilities	R (965)	R (589)
Financial liabilities at fair value through profit or loss | Contingent consideration liability | Level 3 | Mponeng operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	10.50%	9.60%
Financial liabilities at fair value through profit or loss | Contingent consideration liability | Level 3 | Eva Copper operations and related assets
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	11.40%	12.90%
ARM BBEE Trust | Financial assets at fair value through profit or loss | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Discount rate applied to cash flow projections	12.60%	12.70%
Fair value model [member] | ARM BBEE Trust | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Sensitivity Analysis For Types Of Fair Value Risk, Reasonably Increase In Risk Variable, Basis points | Basis_points	73	37
Sensitivity analysis for types of fair value risk, reasonable decrease in risk variable, Basis points | Basis_points	73	37
Sensitivity Analysis For Types Of Fair Value Risk, Reasonably Increase In Risk Variable, Basis points | Basis_points	73	37
Sensitivity analysis for types of fair value risk, reasonable decrease in risk variable, Basis points | Basis_points	73	37
Fair value model [member] | AngloGold Ashanti | Contingent consideration liability
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of fair value risk, reasonably increase in risk variable, Percent	9.70%	9.80%
Sensitivity analysis for types of fair value risk, reasonably decrease in risk variable, Percent	9.70%	9.80%
Sensitivity analysis for types of fair value risk, reasonably Increase in risk variable, Impact on Pre-Tax Earnings	R 354	R 411
Sensitivity analysis for types of fair value risk, reasonably Decrease in risk variable, Impact on Pre-Tax Earnings	R (340)	R 314
Fair value model [member] | Copper Mountain Mining Corporation | Contingent consideration liability
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of fair value risk, reasonably change in risk variable, Percent	10.40%